Game operation cost (Tables)	6 Months Ended
Jun. 30, 2023
Game operation cost
Schedule of game operation cost

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Employee benefits expenses	(21,152)	(17,078)
Technical support services	(5,633)	(3,462)
	(26,785)	(20,540)